Note 7 Liquidity available by instrument (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
BBVA SA [Member] | Cash and withdrawable central bank reserves [Member]
Liquidity available by instrument [Table]
Financial assets held for managing liquidity risk	€ 25,248	€ 16,004	€ 43,931
BBVA SA [Member] | Level 1 tradable assets [Member]
Liquidity available by instrument [Table]
Financial assets held for managing liquidity risk	57,595	50,199	31,606
BBVA SA [Member] | Level 2A tradable assets [Member]
Liquidity available by instrument [Table]
Financial assets held for managing liquidity risk	623	194	919
BBVA SA [Member] | Level 2B tradable assets [Member]
Liquidity available by instrument [Table]
Financial assets held for managing liquidity risk	4,424	3,762	2,916
BBVA SA [Member] | Other tradable assets [Member]
Liquidity available by instrument [Table]
Financial assets held for managing liquidity risk	42,405	46,537	44,324
BBVA SA [Member] | Non tradable assets eligible for central banks [Member]
Liquidity available by instrument [Table]
Financial assets held for managing liquidity risk	651	11	0
BBVA SA [Member] | Cumulated counterbalancing capacity [Member]
Liquidity available by instrument [Table]
Financial assets held for managing liquidity risk	130,946	116,706	123,696
BBVA Mexico [Member] | Cash and withdrawable central bank reserves [Member]
Liquidity available by instrument [Table]
Financial assets held for managing liquidity risk	9,821	12,001	9,712
BBVA Mexico [Member] | Level 1 tradable assets [Member]
Liquidity available by instrument [Table]
Financial assets held for managing liquidity risk	18,785	8,783	20,345
BBVA Mexico [Member] | Level 2A tradable assets [Member]
Liquidity available by instrument [Table]
Financial assets held for managing liquidity risk	182	327	246
BBVA Mexico [Member] | Level 2B tradable assets [Member]
Liquidity available by instrument [Table]
Financial assets held for managing liquidity risk	171	159	132
BBVA Mexico [Member] | Other tradable assets [Member]
Liquidity available by instrument [Table]
Financial assets held for managing liquidity risk	748	598	469
BBVA Mexico [Member] | Non tradable assets eligible for central banks [Member]
Liquidity available by instrument [Table]
Financial assets held for managing liquidity risk	0	0	0
BBVA Mexico [Member] | Cumulated counterbalancing capacity [Member]
Liquidity available by instrument [Table]
Financial assets held for managing liquidity risk	29,707	21,869	30,903
Garanti BBVA group [Member] | Cash and withdrawable central bank reserves [Member]
Liquidity available by instrument [Table]
Financial assets held for managing liquidity risk	12,960	10,344	9,899
Garanti BBVA group [Member] | Level 1 tradable assets [Member]
Liquidity available by instrument [Table]
Financial assets held for managing liquidity risk	5,553	6,402	6,117
Garanti BBVA group [Member] | Level 2A tradable assets [Member]
Liquidity available by instrument [Table]
Financial assets held for managing liquidity risk	0	0	0
Garanti BBVA group [Member] | Level 2B tradable assets [Member]
Liquidity available by instrument [Table]
Financial assets held for managing liquidity risk	0	0	0
Garanti BBVA group [Member] | Other tradable assets [Member]
Liquidity available by instrument [Table]
Financial assets held for managing liquidity risk	943	816	398
Garanti BBVA group [Member] | Non tradable assets eligible for central banks [Member]
Liquidity available by instrument [Table]
Financial assets held for managing liquidity risk	0	0	0
Garanti BBVA group [Member] | Cumulated counterbalancing capacity [Member]
Liquidity available by instrument [Table]
Financial assets held for managing liquidity risk	19,456	17,562	16,414
Other LMU [Member] | Cash and withdrawable central bank reserves [Member]
Liquidity available by instrument [Table]
Financial assets held for managing liquidity risk	6,988	8,101	5,921
Other LMU [Member] | Level 1 tradable assets [Member]
Liquidity available by instrument [Table]
Financial assets held for managing liquidity risk	11,343	8,749	8,429
Other LMU [Member] | Level 2A tradable assets [Member]
Liquidity available by instrument [Table]
Financial assets held for managing liquidity risk	32	0	0
Other LMU [Member] | Level 2B tradable assets [Member]
Liquidity available by instrument [Table]
Financial assets held for managing liquidity risk	13	31	0
Other LMU [Member] | Other tradable assets [Member]
Liquidity available by instrument [Table]
Financial assets held for managing liquidity risk	586	926	753
Other LMU [Member] | Non tradable assets eligible for central banks [Member]
Liquidity available by instrument [Table]
Financial assets held for managing liquidity risk	0	0	0
Other LMU [Member] | Cumulated counterbalancing capacity [Member]
Liquidity available by instrument [Table]
Financial assets held for managing liquidity risk	€ 18,962	€ 17,806	€ 15,102